STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Equity [Abstract]
assumptions were used in the fair-value method calculations	The following assumptions were used in the fair value calculations:	The following assumptions were used in the fair-value method calculations:
STOCK-BASED COMPENSATION
Three Months Ended
	June 30, 2021	June 30, 2020
Risk-free interest rates	0.81% - 0.87%	0.31% - 0.37%
Volatility	89% - 366%	123% - 128%
Expected life (years)	5.0 - 6.0	5.0 - 6.0

Year ended March 31,
	2021	2020
Risk-free interest rates	0.28% - 0.71%	0.77% - 2.37%
Volatility	87% - 127%	86% - 103%
Expected life (years)	5.0 - 6.0	5.0 - 6.0
Dividend yield	—%	—%

stock option activity	A summary of stock option activity under the EIP is presented below:	A summary of stock option activity under the 2017 Plan is presented below:
STOCK-BASED COMPENSATION (Details 2)
		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at March 31, 2021	408,245	3,591,755	$1.75
Options granted	(182,321)	182,321	4.23
Share awards	(5,508)	—	—
Options cancelled and returned to the Plan	22,639	(22,639)	2.87
Balance at June 30, 2021	243,055	3,751,437	$1.86

	Shares	Options Outstanding
	Available	Number of	Weighted Average
	for Grant	Shares	Exercise Price
Balance at March 31, 2019	1,470,092	1,529,908	0.86
Additional shares authorized under the Plan	1,000,000	—	—
Options granted	(1,717,204)	1,717,204	2.25
Options cancelled and returned to the Plan	69,167	(69,167)	2.25
Balance at March 31, 2020	822,055	3,177,945	1.58
Options granted	(490,476)	490,476	2.88
Options cancelled and returned to the Plan	76,666	(76,666)	2.25
Balance at March 31, 2021	408,245	3,591,755	1.75

summarizes the range of outstanding and exercisable options	The following table summarizes the range of outstanding and exercisable options as of June 30, 2021:	The following table summarizes the range of outstanding and exercisable options as of March 31, 2021:
STOCK-BASED COMPENSATION (Details 3)
	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $5.90	3,751,437	8.09	$1.86	2,420,577	$1.47	$10,761,492

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $3.16	3,591,755	8.25	$1.75	2,228,738	$1.32	$8,763,260